Long-term Debt - Prepayment Agreement (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 52,355
Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	44,134	$ 58,792
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	53,200
Gross carrying amount [member] | Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	45,000	60,000
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	97,000
Gross carrying amount [member] | Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	75,000
Deferred Financing Costs [Member] | Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (866)	$ (1,208)